Note 8 - Debt (Details Textual)																																													1 Months Ended					4 Months Ended	6 Months Ended	12 Months Ended
	Mar. 19, 2020 USD ($)	Feb. 21, 2020 USD ($)	Jan. 21, 2020 USD ($)	Jan. 21, 2020 USD ($)	Jan. 14, 2020 USD ($)	Dec. 20, 2019 USD ($)	Dec. 18, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jul. 15, 2019 USD ($)	Jul. 08, 2019 USD ($)	Apr. 23, 2019 USD ($)	Mar. 29, 2019 USD ($) shares	Jan. 28, 2019 USD ($)	Jan. 17, 2019 USD ($)	Dec. 21, 2018 USD ($)	Dec. 03, 2018 USD ($)	Nov. 16, 2018 USD ($)	Sep. 27, 2018 USD ($)	Sep. 04, 2018 USD ($)	Jul. 11, 2018 USD ($)	Jun. 29, 2018 USD ($)	Jun. 01, 2018 USD ($)	May 06, 2018	May 05, 2018	Mar. 06, 2018	Feb. 08, 2018 USD ($)	Jan. 05, 2018 USD ($)	Dec. 14, 2017 USD ($)	Sep. 05, 2017 USD ($)	May 17, 2017	May 16, 2017	Apr. 21, 2017	Feb. 24, 2017 USD ($)	Feb. 21, 2017 $ / shares	Feb. 20, 2017	Aug. 05, 2016 USD ($)	Aug. 01, 2016 USD ($)	Jul. 20, 2016 USD ($)	May 13, 2016 USD ($)	May 11, 2016 USD ($)	Jan. 15, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 28, 2015 USD ($)	Jul. 13, 2015 USD ($)	Jan. 31, 2020 USD ($)	Feb. 28, 2019 USD ($)	Jan. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Jul. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Jul. 15, 2019	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) shares	Oct. 30, 2018 USD ($)	Nov. 20, 2017 USD ($)	Dec. 23, 2015 USD ($)	Jul. 09, 2015 USD ($)
Amortization of Debt Issuance Costs																																																				$ 1,812,000	$ 1,305,000	$ 1,640,000
Amortization of Debt Discount (Premium)																																																				324,000	2,504,000	7,500,000
Interest Expense, Related Party																																																				928,000	874,000	138,000
Debt Related Commitment Fees and Debt Issuance Costs																																																				20,000	179,000	$ 366,000
Long-term Debt, Gross																																																				286,287,000
Increase (Decrease) in Deferred Charges																																																				3,609,000	6,773,000
Fair Value, Inputs, Level 2 [Member]
Debt Instrument, Fair Value Disclosure, Total																																																				$ 319,091,000
Sale and Leaseback Agreements for Vessels [Member]
Total Debt To Market Adjusted Total Assets Ratio Percentage																																																				75.00%
Minimum Free Liquidity, Per Bareboated Charter-in Vessel																																																				$ 500
Minimum Free Liquidity																																																				750
Minimum Free Liquidity, Per Suezmax Vessel																																																				1,000
M/T Eco Marina Del Ray [Member]
Sale Leaseback Transaction, Lease Term (Year)																					5 years
Charter Rate Per Day																					$ 8,600
Sale Leaseback Transaction, Buy Back, Amount																					22,680,000
Proceeds from Sale of Property, Plant, and Equipment, Total																					$ 32,387,000
Unsecured Notes [Member]
Notes Payable, Total																																																								$ 17,500,000
Proceeds from Short-term Debt, Total																										$ 6,400,000	$ 5,369,000	$ 12,500,000
Debt Instrument, Additional Revolving Options																											$ 4,631,000
Subsequent Event [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total																																													$ 24,798,000
Number of Vessels Sold																																													4
Second Crede Note, First Revolving Option [Member] | Unsecured Notes [Member]
Debt Instrument, Additional Revolving Options																												$ 5,000,000
Interest on Debt for the First Ninety Days [Member] | Unsecured Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage																												2.00%
Interest on Debt for Ninety up to 180 Days [Member] | Unsecured Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage																												10.00%
Interest on Debt 180 Days and Thereafter [Member] | Unsecured Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage																												15.00%
MT Eco Fleet [Member] | Subsequent Event [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total			$ 21,000,000		$ 23,000,000
M/T Eco Revolution [Member] | Subsequent Event [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total					$ 23,000,000
M/T Nord Valiant [Member]
Charter Rate Per Day															$ 5,875
Charter Term (Year)															5 years
Sale Leaseback Transaction, Gross Proceeds, Investing Activities															$ 21,655,000
M/T Stenaweco Excellence [Member] | Sale and Leaseback Agreements With OFI [Member]
Debt Instrument, Periodic Payment, Principal										$ 160,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										$ 6,400,000
Proceeds from Sale of Property, Plant, and Equipment, Total									$ 25,600,000
Debt Instrument, Number of Monthly Installments										120
M/T Stenaweco Elegance [Member] | Subsequent Event [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total		$ 33,500,000
M/T Eco Palm Desert [Member] | Subsequent Event [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total	$ 34,800,000
M/T Eco California [Member]
Charter Rate Per Day															$ 6,550
Charter Term (Year)															7 years
Sale Leaseback Transaction, Gross Proceeds, Investing Activities															$ 24,140,000
M/T Eco Bel Air and M/T Eco Beverly Hills [Member]
Charter Term (Year)																7 years
Sale Leaseback Transaction, Gross Proceeds, Investing Activities																$ 91,412,000
Charter Rate Per Quarter																$ 1,475
M/T Stenaweco Energy, M/T Stenaweco Evolution, and M/T Stenaweco Excellence [Member] | Sale and Leaseback Agreements With OFI [Member]
Sale Leaseback Transaction, Lease Term (Year)										10 years
Number of Vessels Sold						3
M/T Stenaweco Energy, M/T Stenaweco Evolution, and M/T Stenaweco Excellence [Member] | London Interbank Offered Rate (LIBOR) [Member] | Sale and Leaseback Agreements With OFI [Member]
Debt Instrument, Basis Spread on Variable Rate										3.90%
M/T Stenaweco Energy [Member] | Sale and Leaseback Agreements With OFI [Member]
Debt Instrument, Periodic Payment, Principal										$ 131,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										$ 5,700,000
Proceeds from Sale of Property, Plant, and Equipment, Total							$ 21,375,000
Debt Instrument, Number of Monthly Installments										120
M/T Stenaweco Evolution [Member] | Sale and Leaseback Agreements With OFI [Member]
Debt Instrument, Periodic Payment, Principal										$ 153,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										$ 6,100,000
Proceeds from Sale of Property, Plant, and Equipment, Total						$ 24,400,000
Debt Instrument, Number of Monthly Installments										120
M/T Eco Los Angeles and M/T Eco City of Angels [Member] | Avic International Leasing Co., Ltd [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid								$ 11,288,000
Sale Leaseback Transaction, Lease Term (Year)								10 years
Proceeds from Sale of Property, Plant, and Equipment, Total								$ 60,200,000
Bareboat Charter Hire Expenses, Per Day, for the First Five Years								9,435
Bareboat Charter Hire Expenses, Per Day, for Five Through Ten Years								$ 9,090
Long-term Debt, Gross																																																				$ 0
ABN Bank [Member]
Line of Credit Facility, Maximum Borrowing Capacity																																					$ 64,400,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																					$ 9,050,000
Debt Instrument, Default Clause, Minimum Retainable Common Shares Outstanding Percentage																																30.00%
Debt Instrument, Default Clause Minimum Voting Rights Interest, Percentage																																50.00%
Debt Instrument, Applicable Three Month LIBOR, Rate																																																				1.99%
Repayments of Lines of Credit														$ 18,550,000
ABN Bank [Member] | Subsequent Event [Member]
Repayments of Lines of Credit				$ 29,475,000
ABN Bank [Member] | Tranche C First Repayment [Member]
Number of Consecutive Quarterly Installments																																					12
Debt Instrument, Periodic Payment, Principal																																					$ 550,000
ABN Bank [Member] | Tranche C Second Repayment [Member]
Number of Consecutive Quarterly Installments																																					12
Debt Instrument, Periodic Payment, Principal																																					$ 363,000
ABN Bank [Member] | Tranche C [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate																																					3.75%															3.75%
ABN Bank [Member] | Amended ABN Facility [Member]
Line of Credit Facility, Increase (Decrease) of Maximum Borrowing Capacity																	$ 5,000,000
ABN Bank [Member] | M/T Eco Fleet and M/T Eco Revolution [Member]
Line of Credit Facility, Maximum Borrowing Capacity																																											$ 44,400,000															$ 42,000,000
Line of Credit Facility, Increase in Margin																																											0.15%
Debt Instrument, Net Asset Cover Ratio																																											130.00%
Total Debt To Market Adjusted Total Assets Ratio Percentage																																											75.00%
Minimum Free Liquidity, Per Collaterlized Vessel																																											$ 750,000
ABN Bank [Member] | M/T Eco Fleet and M/T Eco Revolution [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate																																																				3.90%
ABN Bank [Member] | M/T Eco Fleet and M/T Eco Revolution [Member] | ABN Amro Facility, First Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments																																											4
Debt Instrument, Periodic Payment, Principal																																											$ 500,000
ABN Bank [Member] | M/T Eco Fleet and M/T Eco Revolution [Member] | ABN Amro Facility, Second Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments																																											4
Debt Instrument, Periodic Payment, Principal																																											$ 512,500
ABN Bank [Member] | M/T Eco Fleet and M/T Eco Revolution [Member] | ABN Amro Facility, Third Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments																																											4
Debt Instrument, Periodic Payment, Principal																																											$ 525,000
ABN Bank [Member] | M/T Eco Fleet and M/T Eco Revolution [Member] | ABN Amro Facility, Fourth Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments																																											12
Debt Instrument, Periodic Payment, Principal																																											$ 387,500
ABN Bank [Member] | MT Eco Fleet [Member]
Line of Credit Facility, Maximum Borrowing Capacity																																											22,200,000															$ 21,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																											$ 11,400,000
Proceeds from Lines of Credit, Total																																										$ 1,200,000		$ 21,000,000
ABN Bank [Member] | MT Eco Fleet [Member] | Amended ABN Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity																	750,000
Debt Instrument, Periodic Payment, Increased																	25,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid, Increased																	475,000
ABN Bank [Member] | M/T Eco Revolution [Member]
Proceeds from Lines of Credit, Total																																									$ 22,200,000
ABN Bank [Member] | M/T Eco Revolution [Member] | Amended ABN Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity																	750,000
Debt Instrument, Periodic Payment, Increased																	25,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid, Increased																	425,000
ABN Bank [Member] | M/T Nord Valiant [Member]
Proceeds from Lines of Credit, Total																																				$ 20,000,000
ABN Bank [Member] | M/T Nord Valiant [Member] | Amended ABN Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity																	3,500,000
Debt Instrument, Periodic Payment, Increased																	100,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid, Increased																	$ 2,000,000
Norddeutsche Landesbank Girozentrale Bank [Member]
Debt Instrument, Default Clause, Minimum Retainable Common Shares Outstanding Percentage																														10.00%	20.00%
Repayments of Lines of Credit									$ 17,047,000
Norddeutsche Landesbank Girozentrale Bank [Member] | M/T Stenaweco Excellence [Member]
Line of Credit Facility, Maximum Borrowing Capacity																																								$ 23,185,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																								$ 9,480,000
Proceeds from Lines of Credit, Total																																							$ 23,185,000
Total Debt To Market Adjusted Total Assets Ratio Percentage																																								75.00%
Minimum Free Liquidity, Per Collaterlized Vessel																																								$ 750,000
Debt Instrument, Net Asset Cover Ratio for the First Three Years																																								125.00%
Debt Instrument, Net Asset Cover Ratio, Thereafter																																								143.00%
Minimum Free Liquidity, Per Bareboated Charter-in Vessel																																								$ 500,000
Norddeutsche Landesbank Girozentrale Bank [Member] | M/T Stenaweco Excellence [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate																																																			3.43%
Norddeutsche Landesbank Girozentrale Bank [Member] | M/T Stenaweco Excellence [Member] | NORD/LB Facility, First Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments																																								12
Line of Credit Facility, Periodic Payment																																								$ 511,000
Norddeutsche Landesbank Girozentrale Bank [Member] | M/T Stenaweco Excellence [Member] | NORD/LB Facility, Second Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments																																								16
Line of Credit Facility, Periodic Payment																																								$ 473,000
Alpha Bank of Greece [Member]
Debt Instrument, Applicable Three Month LIBOR, Rate																																																				1.79%
Alpha Bank of Greece [Member] | Subsequent Event [Member]
Repayments of Debt		18,950,000
Alpha Bank of Greece [Member] | M/T Stenaweco Elegance [Member]
Line of Credit Facility, Maximum Borrowing Capacity																																						$ 23,350,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																																						$ 12,500,000
Proceeds from Lines of Credit, Total																																	$ 23,350,000
Debt Instrument, Net Asset Cover Ratio																																											125.00%
Total Debt To Market Adjusted Total Assets Ratio Percentage																																											75.00%
Minimum Free Liquidity, Per Collaterlized Vessel																																											$ 750
EBITDA, Percent of Fixed Charges																																											120.00%
Market Value Adjusted Net Worth																																											$ 20,000
Alpha Bank of Greece [Member] | M/T Stenaweco Elegance [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate																																																				3.50%
Alpha Bank of Greece [Member] | M/T Stenaweco Elegance [Member] | Alpha Facility, First Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments																																						12
Line of Credit Facility, Periodic Payment																																						$ 400,000
Alpha Bank of Greece [Member] | M/T Stenaweco Elegance [Member] | Alpha Facility, Second Consecutive Quarterly Installments [Member]
Number of Consecutive Quarterly Installments																																						20
Line of Credit Facility, Periodic Payment																																						$ 303,000
Alpha Bank [Member]
Debt Instrument, Applicable Three Month LIBOR, Rate																																																				1.77%
Alpha Bank [Member] | Subsequent Event [Member]
Repayments of Lines of Credit		$ 938,000
Alpha Bank [Member] | Alpha Bank Predelivery Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity																				$ 10,140,000
Proceeds from Lines of Credit, Total																																														$ 3,380,000	$ 3,380,000	$ 1,690,000	$ 1,690,000
Line of Credit Facility, Commitment Fee Percentage																				1.00%
Alpha Bank [Member] | Alpha Bank Predelivery Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate																				4.25%
Alpha Bank [Member] | M/T Stenaweco Elegance [Member]
Line of Credit Facility, Maximum Borrowing Capacity											$ 1,500,000
Number of Consecutive Quarterly Installments											8
Debt Instrument, Periodic Payment, Principal											$ 187,500
Alpha Bank [Member] | M/T Stenaweco Elegance [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate																																																				4.25%
AT Bank [Member]
Debt Instrument, Applicable Three Month LIBOR, Rate																																																				1.90%
AT Bank [Member] | Subsequent Event [Member]
Repayments of Debt	$ 21,875,000
AT Bank [Member] | Predelivery Facility to Fund Hull No 2648 [Member]
Line of Credit Facility, Maximum Borrowing Capacity																													$ 8,993,000
Debt Instrument, Basis Spread on Variable Rate																																																				8.50%
Line of Credit Facility, Commitment Fee Percentage																									0.00%				4.25%																							4.25%
Debt Instrument, Number of Available Tranches																													5
Debt Instrument, Number of Capital Expenditure Payments to be Made with Proceeds																													5
Debt Covenant, Ratio of Total Net Debt to Fleet Value																													75.00%
Minimum Free Liquidity, Per Collateralized Vessel																													$ 750,000
Minimum Free Liquidity, Per Bareboated Chartered-in Vessel																													$ 500,000
AT Bank [Member] | Predelivery Facility to Fund Hull No 2648 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate																						6.30%							8.50%
AT Bank [Member] | AT Bank Second Predelivery Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity																						$ 10,140,000
Line of Credit Facility, Commitment Fee Percentage																						0.00%
Debt Instrument, Number of Available Tranches																						5
Debt Instrument, Number of Capital Expenditure Payments to be Made with Proceeds																						5
Debt Covenant, Ratio of Total Net Debt to Fleet Value																						75.00%
Minimum Free Liquidity, Per Collateralized Vessel																						$ 750,000
Minimum Free Liquidity, Per Bareboated Chartered-in Vessel																						$ 500,000
AT Bank [Member] | AT Bank Second Predelivery Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate																						6.30%																												6.00%
AT Bank [Member] | M/T Eco Palm Desert [Member]
Line of Credit Facility, Maximum Borrowing Capacity																													$ 23,500,000
Number of Consecutive Quarterly Installments																													20
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																													$ 17,000,000
Total Debt To Market Adjusted Total Assets Ratio Percentage																													75.00%
Minimum Free Liquidity, Per Collaterlized Vessel																													$ 750,000
Line of Credit Facility, Periodic Payment																													$ 325,000
Debt Instrument, Net Asset Cover Ratio, Thereafter																													140.00%
Minimum Free Liquidity, Per Bareboated Charter-in Vessel																													$ 500,000
Debt Instrument, Net Asset Cover Ratio, Year One																													115.00%
Debt Instrument, Net Asset Cover Ratio, Year Two																													120.00%
Debt Instrument, Net Asset Cover Ratio, Year Three																													125.00%
Line of Credit Facility, Commitment Fee Percentage																							1.30%	2.00%					2.00%
AT Bank [Member] | M/T Eco Palm Desert [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate																													4.00%
AT Bank [Member] | Pre-delivery Facilities [Member]
Repayments of Lines of Credit																			$ 8,993,000
AT Bank Bridge Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity													$ 10,500,000
Debt Instrument, Applicable Three Month LIBOR, Rate																																																				1.90%
Line of Credit Facility, Commitment Fee Percentage													2.25%
Long-term Line of Credit, Total																																																				$ 10,500,000
AT Bank Bridge Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate													6.00%
Family Trading [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity																		$ 20,000,000																																$ 30,000,000			30,000,000		$ 25,000,000
Proceeds from Lines of Credit, Total																																																					26,152,000
Repayments of Lines of Credit																																																					$ 1,408,000
Line of Credit Facility, Commitment Fee Percentage																		2.00%
Debt Instrument, Interest Rate, Stated Percentage																		12.00%																																15.00%			15.00%
Line of Credit Facility, Arrangement Fee Percentage																		5.00%
Line of Credit Facility, Remaining Borrowing Capacity																																																		$ 4,149,000			$ 4,149,000
Debt Instrument, Unamortized Discount, Total																																																		$ 15,028,000			15,028,000
Amortization of Debt Discount (Premium)																																																					2,504,000
Gain (Loss) on Extinguishment of Debt, Portion Classified as Deemed Dividend																																																					(2,258,000)
Family Trading [Member] | Revolving Credit Facility [Member] | Immediate Family Member of Management or Principal Owner [Member]
Line of Credit Facility, Maximum Borrowing Capacity																																																									$ 15,000,000
Line of Credit Facility, Commitment Fee Percentage																																		2.50%	5.00%
Long-term Line of Credit, Total												$ 24,744,000
Debt Instrument, Interest Rate, Stated Percentage																																		10.00%	9.00%
Debt Instrument, Term (Year)																																		3 years
Debt Instrument, Convertible, Threshold Consecutive Trading Days																																		20
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares																																		$ 0.60
Stock Issued During Period, Shares, New Issues (in shares) | shares												27,129																																										0.2
Accrued Liabilities, Total												$ 2,385,000																																										$ 1,198,000
Amortization of Debt Issuance Costs																																																						842,000
Gain (Loss) on Extinguishment of Debt, Portion Classified as Deemed Dividend												(9,570,000)
Debt Instrument, Convertible, Beneficial Conversion Feature												$ 8,518,000
Interest Expense, Related Party																																																				928,000	857,000	111,000
Debt Related Commitment Fees and Debt Issuance Costs																																																				$ 20,000	$ 179,000	$ 366,000